Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Profit for the period	€ 48.5	€ 57.1	€ 77.4	€ 89.8
Taxation	11.6	13.5	18.0	20.5
Net financing costs	28.5	16.9	49.9	51.0
Depreciation & amortization	25.9	26.3	50.2	50.3
Exceptional items	€ 13.0	14.9	€ 22.9	€ 32.0
Key management personnel of entity or parent
Disclosure of operating segments [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)	25,835		25,835	20,000
Material reconciling items
Disclosure of operating segments [line items]
Exceptional items	€ 13.0	14.9	€ 22.9	€ 32.0
Other add-backs	(3.8)	0.6	(2.1)	5.8
Adjusted EBITDA	€ 123.7	€ 129.3	€ 216.3	€ 249.4